Segment Information - Geographic Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk
Sales	$ 5,379	$ 5,594	$ 6,473
South Africa
Concentration Risk
Sales	$ 650	$ 646	$ 597
Sales | Geographic concentration | South Africa
Concentration Risk
Concentration risk (as a percent)	12.00%	12.00%	9.00%
Accounts Receivable | Geographic concentration | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 214	$ 275